Income taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

18  Income taxes

A reconciliation of the (provision) recovery for income taxes is as follows:

	Year ended December 31,
	2022	2021
Loss before income taxes	$(2,763,134)	$(9,325,226)
Statutory tax rate	27%	27%
Recovery of income tax taxes based on combined federal and provincial statutory rates	(746,000)	(2,518,000)
Change in statutory, foreign tax, foreign exchange rates and other	(24,000)	20,000
Permanent differences	610,000	620,000
Share issue cost	(7,000)	(8,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	14,000	31,000
Changes in unrecognized deductible differences	153,000	1,855,000
Total income tax expense (recovery)	-	-

The significant components of the Company's deferred tax assets that have not been included on the consolidated statement of financial position are as follows:

	2022	2021
Deferred tax assets
Allowable capital losses	$16,000	$24,000
Debt with accretion	47,000	-
Marketable securities	-	83,000
Non-capital and net operating loss carry forward	3,237,000	3,040,000
	3,300,000	3,147,000
Unrecognized deferred tax assets	(3,300,000)	(3,147,000)
	-	-

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position as deferred tax assets are as follows:

	December 31, 2022		December 31, 2021
Temporary Differences	$	Expiry	$	Expiry
Share issue costs	60,000	2038 to 2046	88,000	2038 to 2042
Allowable capital losse	174,000	No expiry	-	No expiry
Marketable securities	-	No expiry	615,000	No expiry
Non-capital losses available for future periods	12,048,000	2029 to 2042	11,321,000	2029 to 2039
Canada	11,637,000	2029 to 2042	11,025,000	2029 to 2041
USA	418,000	2031 to 2042	306,000	2031 to 2041